Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)

19. QUARTERLY FINANCIAL DATA (UNAUDITED)

The following table sets forth certain quarterly financial data. The quarterly earnings (loss) per share amounts for a year will not add to the earnings per share for that year due to weighting of shares used in calculating per share data.

	Quarter and Year Ended December 31, 2015
(In millions, except per share data)	Q1	Q2	Q3	Q4
Net sales	$784.6	$869.2	$827.5	$715.7
Gross margin	103.9	123.5	112.8	36.1
Operating income (loss)	22.1	43.1	(811.7)	(61.4)
Net income (loss) from continuing operations	(2.4)	22.8	(798.2)	(66.0)
Consolidated net income (loss)	(8.8)	21.9	(792.5)	(57.7)
Net income (loss) attributable to Axiall	(10.6)	20.6	(769.6)	(56.8)
Earnings (loss) per share:
Basic	$(0.15)	$0.29	$(10.90)	$(0.80)
Diluted	$(0.15)	$0.29	$(10.90)	$(0.80)

	Quarter and Year Ended December 31, 2014
	Q1	Q2	Q3	Q4
Net sales	$808.5	$974.9	$997.5	$861.6
Gross margin	76.8	149.6	156.7	123.2
Operating income (loss)	3.1	68.9	75.1	19.6
Net income (loss) from continuing operations	(7.7)	37.7	48.2	(0.2)
Consolidated net income (loss)	(10.6)	28.1	45.1	(12.4)
Net income (loss) attributable to Axiall	(11.6)	27.2	44.5	(13.8)
Earnings (loss) per share:
Basic	$(0.17)	$0.39	$0.64	$(0.20)
Diluted	$(0.17)	$0.38	$0.63	$(0.20)